Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
U.S. Federal statutory tax rate amount			$ (112,200)		$ (32,500)	$ (568,900)
U.S. Federal statutory tax rate percentage			21.00%		21.00%	21.00%
Pennsylvania state modifications amount			$ (9,600)		$ (33,200)	$ (18,000)
Pennsylvania state modification percentage			1.80%		21.40%	0.67%
Pennsylvania income tax amount			$ 7,400		$ (11,800)	$ (265,800)
Pennsylvania income tax percentage			(1.40%)		7.63%	9.81%
Other amount			$ 68,100		$ (2,100)	$ 6,900
Other percentage			(12.80%)		1.38%	(0.25%)
Tax credits amount			$ (4,500)		$ (39,000)	$ (41,300)
Tax Credits, percentage			(0.90%)		25.20%	1.52%
Changes in valuation allowance amount			$ 116,200		$ (160,400)	$ 123,400
Change in valuation allowance percentage			(21.70%)		103.59%	(4.56%)
Nontaxable or nondeductible items
Forfeiture of stock-based compensation					$ 0	$ 1,026,800
Forfeiture of stock-based compensation percentage					0.00%	(37.90%)
ERTC income not taxable					$ 0	$ (17,600)
ERTC income not taxable percentage					0.00%	0.65%
Nondeductible items return to provision adjustments amount			$ 0		$ 19,000	$ (126,800)
Nondeductible items return to provision adjustments percentage			0.00%		(12.29%)	4.68%
Nondeductible items expiration of net operating losses amount			$ 0		$ 260,000	$ 0
Nondeductible items expiration of net operating losses percentage			0.00%		(167.91%)	0.00%
Nondeductible items other amount			$ 500		$ 0	$ (118,700)
Nondeductible items other percentage			(0.10%)		0.00%	4.38%
Provision for income taxes amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Provision for income taxes percentage			0.00%		0.00%	0.00%
Tax Jurisdiction of Domicile [Extensible Enumeration]			Income Tax Jurisdiction, Domestic Federal [Member]		Income Tax Jurisdiction, Domestic Federal [Member]
State and local income tax, net of federal income tax effect
State valuation adjustment amount			$ (73,900)		$ 0
State valuation adjustment percentage			13.80%		0.00%
Pennsylvania net operating loss expiration amount			$ 8,000		$ 0
Pennsylvania net operating loss expiration percentage			(150.00%)		0.00%
Tax Credits, percentage			0.90%		(25.20%)	(1.52%)